Schedule of Investments (unaudited) April 30, 2020	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Lockheed Martin Corp.	30	$11,672
Northrop Grumman Corp.	96	31,744

		43,416

Biotechnology — 3.4%
Amgen Inc.	38	9,090
Bio-Rad Laboratories Inc., Class A(a)	86	37,849
Exact Sciences Corp.(a)	665	52,522
Guardant Health Inc.(a)	217	16,700
Illumina Inc.(a)	854	272,452
Myriad Genetics Inc.(a)(b)	368	5,689
NeoGenomics Inc.(a)	480	13,123
Veracyte Inc.(a)	280	7,552

		414,977

Commercial Services — 0.6%
Adtalem Global Education Inc.(a)	159	5,051
AMN Healthcare Services Inc.(a)	264	12,403
Bright Horizons Family Solutions Inc.(a)	128	14,906
Grand Canyon Education Inc.(a)	122	10,494
HealthEquity Inc.(a)	87	4,895
HMS Holdings Corp.(a)	520	14,911
Laureate Education Inc., Class A(a)	272	2,576
Strategic Education Inc.	40	6,372

		71,608

Computers — 0.3%
Leidos Holdings Inc.	167	16,501
MAXIMUS Inc.	239	16,090

		32,591

Electrical Components & Equipment — 0.1%
Novanta Inc.(a)	143	12,425

Electronics — 1.1%
Agilent Technologies Inc.	957	73,364
OSI Systems Inc.(a)	72	5,211
PerkinElmer Inc.	378	34,220
Waters Corp.(a)	145	27,115

		139,910

Engineering & Construction — 0.1%
AECOM(a)	168	6,092

Environmental Control — 0.0%
Stericycle Inc.(a)	111	5,417

Food Service — 0.1%
Healthcare Services Group Inc.	287	7,316

Health Care - Products — 45.2%
Abbott Laboratories	9,479	872,921
ABIOMED Inc.(a)(b)	248	47,430
Align Technology Inc.(a)(b)	200	42,970
AngioDynamics Inc.(a)	192	2,003
AtriCure Inc.(a)	192	8,279
Atrion Corp.	8	5,055
Avanos Medical Inc.(a)	160	4,968
Avantor Inc.(a)	599	10,069
Axogen Inc.(a)(b)	88	858
Baxter International Inc.	1,504	133,525
Bio-Techne Corp.	112	25,200
BioTelemetry Inc.(a)	184	8,595

Security	Shares	Value

Health Care — Products (continued)
Boston Scientific Corp.(a)	8,839	$331,286
Bruker Corp.	304	11,953
Cantel Medical Corp.	104	3,848
Cardiovascular Systems Inc.(a)	168	7,056
CareDx Inc.(a)(b)	218	5,533
Cooper Companies Inc. (The)	264	75,689
CryoLife Inc.(a)	192	4,287
Cutera Inc.(a)	56	753
Danaher Corp.	2,678	437,746
Dentsply Sirona Inc.	671	28,477
Edwards Lifesciences Corp.(a)	1,341	291,667
Glaukos Corp.(a)	112	4,109
Globus Medical Inc., Class A(a)	472	22,401
Haemonetics Corp.(a)	192	21,846
Henry Schein Inc.(a)	634	34,591
Hill-Rom Holdings Inc.	290	32,622
Hologic Inc.(a)	1,241	62,174
ICU Medical Inc.(a)	80	17,545
IDEXX Laboratories Inc.(a)	328	91,053
Inogen Inc.(a)	104	5,200
Inspire Medical Systems Inc.(a)	98	7,023
Insulet Corp.(a)(b)	359	71,699
Integer Holdings Corp.(a)	120	8,935
Integra LifeSciences Holdings Corp.(a)	336	17,153
Intersect ENT Inc.(a)	88	1,010
Intuitive Surgical Inc.(a)	714	364,768
iRhythm Technologies Inc.(a)	112	11,832
LeMaitre Vascular Inc.(b)	88	2,507
LivaNova PLC(a)	289	15,352
Luminex Corp.	184	6,633
Masimo Corp.(a)	296	63,317
Medtronic PLC	8,263	806,717
Merit Medical Systems Inc.(a)	272	11,103
Natera Inc.(a)	345	12,779
Natus Medical Inc.(a)	168	4,198
Nevro Corp.(a)	128	15,058
Novocure Ltd.(a)	200	13,160
NuVasive Inc.(a)	288	17,533
OraSure Technologies Inc.(a)	312	4,973
Orthofix Medical Inc.(a)	95	3,368
Patterson Companies Inc.	322	5,886
Penumbra Inc.(a)	168	29,790
Quidel Corp.(a)	160	22,240
ResMed Inc.	791	122,858
Shockwave Medical Inc.(a)	121	4,854
STAAR Surgical Co.(a)	215	8,239
Steris PLC(b)	199	28,357
Stryker Corp.	2,026	377,707
Tactile Systems Technology Inc.(a)	106	5,472
Tandem Diabetes Care Inc.(a)	199	15,876
Teleflex Inc.	262	87,875
Thermo Fisher Scientific Inc.	1,517	507,710
Varex Imaging Corp.(a)	136	3,554
Varian Medical Systems Inc.(a)	368	42,092
Wright Medical Group NV(a)	464	13,512
Zimmer Biomet Holdings Inc.	1,021	122,214

		5,509,063

Health Care – Services — 28.1%
Acadia Healthcare Co. Inc.(a)	512	12,293
Addus HomeCare Corp.(a)	66	5,347

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Healthcare Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care – Services (continued)
Amedisys Inc.(a)	217	$39,963
Anthem Inc.	1,237	347,263
Brookdale Senior Living Inc.(a)	826	2,982
Centene Corp.(a)	3,125	208,063
Charles River Laboratories International Inc.(a)	72	10,416
Chemed Corp.	57	23,744
Cigna Corp.(a)	1,462	286,230
DaVita Inc.(a)	552	43,614
Encompass Health Corp.	653	43,261
Ensign Group Inc. (The)	230	8,604
HCA Healthcare Inc.	1,674	183,939
Humana Inc.	773	295,147
Invitae Corp.(a)	393	6,504
IQVIA Holdings Inc.(a)	480	68,443
Laboratory Corp. of America Holdings(a)	510	83,870
LHC Group Inc.(a)	169	21,968
Magellan Health Inc.(a)	96	5,830
MEDNAX Inc.(a)	538	7,812
Medpace Holdings Inc.(a)	58	4,632
Molina Healthcare Inc.(a)	142	23,284
National HealthCare Corp.	64	4,376
Quest Diagnostics Inc.	728	80,160
RadNet Inc.(a)	233	3,290
Select Medical Holdings Corp.(a)	704	12,017
Syneos Health Inc.(a)	96	5,356
Teladoc Health Inc.(a)	256	42,135
Tenet Healthcare Corp.(a)	584	11,785
Tivity Health Inc.(a)	287	2,574
U.S. Physical Therapy Inc.	96	7,248
UnitedHealth Group Inc.	5,021	1,468,492
Universal Health Services Inc., Class B	449	47,455

		3,418,097

Household Products & Wares — 0.3%
Church & Dwight Co. Inc.	454	31,775

Pharmaceuticals — 16.4%
AbbVie Inc.	722	59,348
Akorn Inc.(a)(b)	200	42
Allergan PLC	669	125,331
AmerisourceBergen Corp.	590	52,899
Bausch Health Companies Inc.(a)(b)	144	2,609
Becton Dickinson and Co.	1,544	389,906
Cardinal Health Inc.	1,333	65,957
CVS Health Corp.	5,765	354,836
DexCom Inc.(a)	488	163,578
Johnson & Johnson	3,298	494,832
McKesson Corp.	672	94,920
Perrigo Co. PLC	117	6,236
Pfizer Inc.	3,849	147,648
PRA Health Sciences Inc.(a)	112	10,808
Premier Inc., Class A(a)	376	12,468

Security	Shares	Value

Pharmaceuticals (continued)
Zoetis Inc.	170	$21,983

		2,003,401

Real Estate Investment Trusts — 1.3%
Healthpeak Properties Inc.	903	23,604
LTC Properties Inc.	120	4,272
Medical Properties Trust Inc.	1,848	31,675
National Health Investors Inc.	160	8,810
Omega Healthcare Investors Inc.	414	12,068
Physicians Realty Trust	656	10,116
Sabra Health Care REIT Inc.	640	8,205
Ventas Inc.	766	24,780
Welltower Inc.	719	36,834

		160,364

Retail — 0.6%
National Vision Holdings Inc.(a)	153	4,055
Walgreens Boots Alliance Inc.	1,714	74,199

		78,254

Software — 0.9%
Allscripts Healthcare Solutions Inc.(a)	726	4,719
Cerner Corp.	1,297	89,999
Omnicell Inc.(a)	159	11,591
Tabula Rasa HealthCare Inc.(a)(b)	80	5,067

		111,376

Total Common Stocks — 98.9% (Cost: $11,147,197)		12,046,082

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	207,879	208,107

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	126,000	126,000

		334,107

Total Short-Term Investments — 2.7% (Cost: $333,817)		334,107

Total Investments in Securities — 101.6% (Cost: $11,481,014)		12,380,189

Other Assets, Less Liabilities — (1.6)%		(200,691)

Net Assets — 100.0%		$12,179,498

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Healthcare Staples ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	249,945	(42,066)	207,879	$208,107	$861	(b)	$43	$283
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	76,000	126,000	126,000	678		—	—

				$334,107	$1,539		$43	$283

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,046,082	$—	$—	$12,046,082
Money Market Funds	334,107	—	—	334,107

	$12,380,189	$—	$—	$12,380,189

3